Initial Public Offering - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			6 Months Ended
	Apr. 14, 2023	Oct. 22, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Public Warrant [Member]
Stockholders' Equity Note [Line Items]
Number of shares issued upon exercise of warrant		1	1
Exercise price of warrant		$ 11.5
IPO [Member]
Stockholders' Equity Note [Line Items]
Proceeds from the sale of Class A ordinary, (Shares)		20,000,000
Share price		$ 10
Common stock, Conversion basis		Each Unit consists of one share of Class A ordinary shares and one-half of one Public Warrant	Each Unit consists of one share of Class A ordinary shares and one-half of one Public Warrant.
IPO [Member] | Public Warrant [Member]
Stockholders' Equity Note [Line Items]
Number of shares included in Unit		0.5	1
Initial Public Offering and Over Allotment Option [Member]
Stockholders' Equity Note [Line Items]
Proceeds from the sale of Class A ordinary, (Shares)		23,000,000
Share price		$ 10
Anchor Investors Investment [Member]
Stockholders' Equity Note [Line Items]
Proceeds from anchor investors for issuance of units		$ 198.6
Offering Of Units per Anchor Investor Percentage		9.90%
Anchor Investors Unit Purchases Percentage		99.30%
Common Class A [Member]
Stockholders' Equity Note [Line Items]
Exercise price of warrant					$ 11.5
Temporary equity, Shares outstanding	4,718,054		4,718,054	23,000,000	23,000,000
Temporary equity stock redeemed during the period shares	18,281,946
Common Class A [Member] | IPO [Member]
Stockholders' Equity Note [Line Items]
Number of shares included in Unit		1	1